Related party transactions (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 14, 2019
Related party transactions (Details) [Line Items]
Advertising fee		$ 180,000
Nature of Common Ownership or Management Control Relationships		1.7%
Description of related party transaction		The contract was further amended on June 25, 2020 where the fee will be 2.25% of the initial listing value of collectibles or artwork from July 1, 2020 to December 31, 2020, then return back to 1.5% from January 1, 2021 to December 31, 2021. The increase of the rates for the second half of 2020 was as a result of the Company’s demand for more advertising space and online time on the Jingwan website as the Company aggressively advertised to increase its revenues in the second half of the year after seeing the significant decrease of its revenue in the first half of 2020 due to COVID-19.
Other inventory purchase			$ 72,000
Expense incurred			258,000	¥ 1,780,000
Administration services fees		$ 54,000	18,000
Percentage of beneficial shareholder		11.98%
Monthly rental expense		$ 13,000
Total rental expense		$ 147,713	$ 151,578
Nanjing Pusideng Information Technology Co., Ltd. (“Nanjing Pusideng”) [Member]
Related party transactions (Details) [Line Items]
Equity interest, percentage					100.00%
Kashi Jinwang Art Purchase E-commerce Co., Ltd [Member]
Related party transactions (Details) [Line Items]
Advertising fee percentage	1.50%
Kashi Longrui Business Management Service Co., Ltd. [Member]
Related party transactions (Details) [Line Items]
Description of related party transaction		Kashi Longrui entered into a Management Consulting Advisory Agreement with Mr. Aimin Kong for an annual service fee of RMB 780,000 (approximately $111,000) on January 1, 2019. The consulting agreement had a term of one year and the services include business, management and strategic planning. Mr. Kong is the sole shareholder and director of Oriental Culture Investment Development LTD which is a 11.98% shareholder of the Company.
Kashi Dongfang [Member]
Related party transactions (Details) [Line Items]
Description of related party transaction		Kashi Dongfang entered into a Technology Advisory Engagement Agreement with Mr. Huajun Gao and engaged Mr. Gao as the chief technology advisor for an annual service fee of RMB 1,000,000 (approximately $143,000) on January 1, 2019. The advisory agreement had a term of one year and the services include technology review and verification, technology renovation and improvement, technology security and management, and technology advice and consulting. Mr. Gao is the sole shareholder and director of Oriental Culture Investment Communication LTD which is a 11.98% shareholder of the Company.